TRADE ACCOUNTS AND NOTES PAYABLE (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE ACCOUNTS AND NOTES PAYABLE
Trade accounts payable	€ 12,557	€ 11,236
Notes payable	54	61
Total	€ 12,611	€ 11,297